OTHER ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
OTHER ASSETS

6. OTHER ASSETS

Other assets consist of the following:

	March 31, 2020	December 31, 2019
Deferred rent receivable	$2,019,632	$2,680,886
Prepaid expenses, deposits and other	488,280	601,897
Accounts receivable, net	860,388	1,336,122
Right-of-use assets, net	121,969	561,375
Other intangibles, net	192,707	212,932
Notes receivable	316,374	316,374

Total other assets	$3,999,350	$5,709,586

6. OTHER ASSETS

Other assets consist of the following:

	December 31, 2019	December 31, 2018
Deferred rent receivable	$2,680,886	$2,883,581
Prepaid expenses, deposits and other	601,897	407,106
Accounts receivable, net	1,336,122	2,845,314
Raw land	—	900,000
Right of use asset, net	561,375	—
Other intangibles, net	212,932	293,832
Notes receivable	316,374	316,374

Total other assets	$5,709,586	$7,646,207